Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

October 29, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares Euro Investment Grade Corporate Bond USD Hedged ETF, each dated October 28, 2025, do not differ from those contained in Post-Effective Amendment No. 2,850 to the Trust’s Registration Statement on Form N-1A, filed electronically on October 28, 2025.

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary